Related Party Transactions - Additional Information (Detail) $ in Thousands, € in Millions	1 Months Ended			11 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Related Party Transaction [Line Items]
Horizon IP agreement payable					$ 10,000
Related party liability				$ 400	3,600
Compensation cost				500	2,900
Related party transaction, Purchases from related party					500
Due from related parties current				0	264
Accounts receivable related parties			$ 1,200
Revenue from related party				10,000	22,400
Related Party Costs			$ 1,200
Joint Venture Agreement [Member]
Related Party Transaction [Line Items]
Horizon IP agreement payable					$ 1,100
Due from Related Parties				$ 200
Percentage of Equity Ownership					50.50%	50.50%
Accounts receivable related parties					$ 300
Horizon Fuel Cell Technologies And Related Subsidiaries [Member]
Related Party Transaction [Line Items]
Related party transaction, Purchases from related party					400
Horizon Fuel Cell Technologies And Related Subsidiaries [Member] | Research And Development Services [Member]
Related Party Transaction [Line Items]
Related party transaction, research and development expenses					0
New Energy Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenue from related party					100
Deferred revenue					13,600
New Energy Technology Co Ltd [Member] | Next Five Years [Member]
Related Party Transaction [Line Items]
Revenue from related party					2,900
Fuel Cell Technologies [Member]
Related Party Transaction [Line Items]
Deposit payment					5,000
Related party transaction, Purchases from related party					7,300
Related Party Transaction Fixed Asset					700
Related Party Transaction Prepayment					300
Horizon IP Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, Amounts of transaction	$ 3,100				$ 6,900
Customer Sales Contracts [Member] | Joint Venture Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, Contract liability, Value		$ 5,100
Related party transaction, Contract liabilities, Current		4,100
Related party transaction, Purchases from related party		3,400
Due from related parties current		$ 700
Letter of Intend [Member] | Joint Venture Agreement [Member]
Related Party Transaction [Line Items]
Purchase of Related Party Shares					75.00%
Refundable deposit to related party | €						€ 1